Basis of Presentation (Policies)	9 Months Ended
Sep. 30, 2020
Disclosure of associates [abstract]
Statement of Compliance and Going Concern
a)	Statement of compliance and going concern

The Company prepares its condensed consolidated financial statements in accordance with International Accounting Standard 34, Interim Financial Reporting, as issued by the International Accounting Standards Board (“IASB”). Accordingly, certain information and note disclosures normally included in the annual financial statements prepared in accordance with International Financial Reporting Standards (IFRS), as issued by the IASB, have been omitted or condensed. These condensed consolidated financial statements should be read in conjunction with the annual consolidated financial statements for the year ended December 31, 2019.

These condensed consolidated financial statements are prepared on a going concern basis, which assumes that the Company will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of business. The Company applies judgment in assessing the future impact of COVID-19 on its business and operations, future commodity prices, and continued access to debt and/or equity financing. Management anticipates that the Company will have sufficient cash resources to fund the next 12 months of planned expenditures and discharge its liabilities in the normal course of operations.

Summary of Significant Accounting Policies, Judgments, and Estimates
b)	Summary of significant accounting policies, judgments, and estimates

These condensed consolidated financial statements have been prepared using the same accounting policies, methods of computation, judgments and estimates as the annual consolidated financial statements of the Company as at and for the year ended December 31, 2019, except as noted below.

Estimation uncertainty

The business changes as a result of COVID-19 have resulted in changes to short-term mine plans from the temporary suspension of operations in Mexico which include changes to short term budgets and commodity prices. The operations have restarted with no material impacts as a result of the temporary suspension. Management continues to closely evaluate the impact of the COVID-19 pandemic on the Company’s business and logistics.

Business Combinations

With regards to the acquisition of Otis in Note 3, the Company adopted the definition of a “business” in line with the new guidance as issued in IFRS 3 (Revised) Business Combinations.

Income (loss) per share

In the event of a share consolidation or share split, the calculation of basic and diluted income (loss) per share is adjusted retrospectively for all periods presented.

Accounting Pronouncements Issued But Not Yet Effective
c)	Accounting pronouncements issued but not yet effective

The Company has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective.